Document and Entity Information	Oct. 24, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 24, 2019
Entity Registrant Name	LogMeIn, Inc.
Entity Central Index Key	0001420302
Entity Emerging Growth Company	false
Entity File Number	001-34391
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-1515952
Entity Address, Address Line One	320 Summer Street
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02210
City Area Code	(781)
Local Phone Number	638-9050
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock, $0.01 par value per share
Trading Symbol	LOGM
Name of each exchange on which registered	NASDAQ